Acquisition - Identified intangible assets based on the following useful lives (Details)	12 Months Ended
Dec. 31, 2017
Customer base and relationships
Disclosure of detailed information about business combination [line items]
Estimated Useful Life	10 years
Trademarks and service marks
Disclosure of detailed information about business combination [line items]
Estimated Useful Life	15 years
Non-compete agreements
Disclosure of detailed information about business combination [line items]
Estimated Useful Life	1 year